Intangible Assets (Details) - Schedule of Intangible Assets are Amortized on a Straight-Line Basis	Oct. 31, 2023
Developed technology [Member]
Schedule of Intangible Assets are Amortized on a Straight-Line Basis [Line Items]
Intangible assets useful life	7 years
Brand name [Member]
Schedule of Intangible Assets are Amortized on a Straight-Line Basis [Line Items]
Intangible assets useful life	20 years